Business Combination (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Schedule of purchase price allocation to assets acquired and liabilities
As of October 31, 2021

Cash acquired	$171,827
Accounts receivable, net	68,551
Inventories, net	30,306
Prepaid expenses	198,939
Other current assets	1,199
Property and equipment, net	1,179,190
Intangible assets	532,895
Goodwill	355,570
Customer deposit	(3,209)
Accrued rent	(357,619)
Accrued salary and other current liabilities	(177,650)
Noncontrolling interest	(980,000)

Total consideration	$1,020,000

Schedule of revenue and net loss
From acquisition date to December 31, 2021
Net Revenue	$606,463

Net loss	$(1,215,613)

Schedule of company’s unaudited pro forma
	For the years ended December 31,
	2021	2020	2019

Pro forma revenue	$3,078,584	$2,591,306	$15,243,812
Pro forma net loss	$(6,430,354)	$(1,257,197)	$(8,678,399)
Pro forma net loss attributable to TDH Holdings Inc.	$(5,974,649)	$(1,069,758)	$(8,652,443)

Pro forma loss per share- basic and diluted	$(0.10)	$(0.02)	$(0.41)

Weighted average number of shares	59,185,891	45,849,995	21,022,598